LONG-TERM INVESTMENTS (Details Narrative) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 31, 2022	Mar. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Mar. 31, 2023	Nov. 30, 2022
Equity method investments carrying amount						¥ 5,951
Impairment provision			¥ 3,500
Jincheng Consumer Finance Sichuan Co Ltd [Member]
Percentage of ownership in equity method investments			19.00%
Dividends from investee	¥ 12,000	¥ 10,400
Debt instrument carrying amount pledged							¥ 282,800
Debt instrument principal amount							¥ 292,000
Fixed annual interest rate							5.00%
Disposal of investment cash consideration					¥ 271,300
Equity method investments carrying amount			¥ 282,800
Impairment provision			3,500
Jincheng Consumer Finance Sichuan Co Ltd [Member] | Financial Advisory Agreement [Member]
Pay cash consideration of advisory fee			¥ 39,100
Jincheng Consumer Finance Sichuan Co Ltd [Member] | Subsequent Event [Member]
Cash consideration				¥ 271,300
Cash dividend receivable				¥ 8,000